Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.7%
Penn Series Flexibly Managed Fund*	176,761	$14,183,278
Penn Series Index 500 Fund*	825,638	28,302,862
Penn Series Large Cap Growth Fund*	224,154	7,087,756
Penn Series Large Cap Value Fund*	507,436	18,902,001
Penn Series Large Core Value Fund*	725,221	18,659,936
Penn Series Large Growth Stock Fund*	32,118	2,317,629
Penn Series Mid Cap Growth Fund*	115,796	4,628,372
Penn Series Mid Cap Value Fund*	91,783	2,332,217
Penn Series Mid Core Value Fund*	455,840	13,980,605
Penn Series Real Estate Securities Fund*	245,411	7,026,122
Penn Series Small Cap Growth Fund*	35,564	2,271,103
Penn Series Small Cap Index Fund*	196,294	6,660,244
Penn Series SMID Cap Growth Fund*	42,741	2,263,971
Penn Series SMID Cap Value Fund*	130,527	4,539,739
TOTAL AFFILIATED EQUITY FUNDS (Cost $89,871,840)		133,155,835

AFFILIATED FIXED INCOME FUNDS — 18.0%
Penn Series High Yield Bond Fund*	437,466	7,095,703
Penn Series Limited Maturity Bond Fund*	1,764,054	23,550,118
Penn Series Quality Bond Fund*	695,105	11,754,220
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $38,520,049)		42,400,041

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.8%
Penn Series Developed International Index Fund*	1,278,408	21,004,250
Penn Series Emerging Markets Equity Fund*	906,385	13,831,435
Penn Series International Equity Fund*	607,296	23,362,676
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $41,861,505)		58,198,361

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $1,185,471)	1,185,471	1,185,471
TOTAL INVESTMENTS — 100.0% (Cost $171,438,865)		$234,939,708
Other Assets & Liabilities — (0.0)%		(106,766)
TOTAL NET ASSETS — 100.0%		$234,832,942

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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